Segment Reporting - Net Sales by Groups of Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales by groups of products
Net revenue	€ 5,098,691	€ 4,486,724	€ 4,318,073
Haemoderivatives
Net sales by groups of products
Net revenue	3,993,462	3,516,704	3,429,785
Transfusional medicine
Net sales by groups of products
Net revenue	680,766	650,180	679,692
Other diagnostic
Net sales by groups of products
Net revenue	19,937	19,797	23,377
Fluid therapy and nutrition
Net sales by groups of products
Net revenue	47,677	52,574	47,699
Hospital supplies
Net sales by groups of products
Net revenue	67,489	58,014	52,466
Bio supplies
Net sales by groups of products
Net revenue	266,540	167,004	66,791
Others
Net sales by groups of products
Net revenue	€ 22,820	€ 22,451	€ 18,263